Retirement Plans and Postretirement Costs (Details) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Total	$ 18,750	$ 24,518	$ 18,638
Pension and SERP Benefits
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	7
Net actuarial loss	17,279
Total	17,286
Postretirement
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	(768)
Net actuarial loss	2,232
Total	$ 1,464